[Janus Henderson Letterhead]

October 21, 2024

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	JANUS INVESTMENT FUND (the “Registrant”)

1933 Act File No. 002-34393

1940 Act File No. 811-01879

Dear Sir or Madam:

On behalf of the Registrant, transmitted herewith is the preliminary proxy statement on Schedule 14A pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and a form of the proxy card relating to the special meeting of shareholders of Janus Henderson Global Technology and Innovation Fund and Janus Henderson Research Fund (each, a “Fund”). The proxy statement will seek shareholder approval to 1) reclassify the diversification status of each Fund from diversified to nondiversified and to eliminate a related fundamental investment restriction; and 2) modify Janus Henderson Global Technology and Innovation Fund’s fundamental concentration policy.

No fee is required in connection with this filing pursuant to Rule 14a-6 under the Exchange Act.

If you have any questions regarding this filing, please call me at (312) 356-6858.

Respectfully,

/s/ Abigail Murray

Abigail Murray, Esq.

Vice President, Chief Legal Counsel, and Secretary

Enclosures (via EDGAR)

cc:	Mary Clarke-Pearson, Esq.

Jay Mensah, Esq.

Thea Kelley